RIGHT-OF-USE ASSETS, NET	6 Months Ended
Jun. 30, 2026
Right-of-use Assets Net
RIGHT-OF-USE ASSETS, NET

NOTE－10 RIGHT-OF-USE ASSETS, NET

The Company adopted ASU 2016-02, Leases (ASC 842), Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one (1) year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 5.0% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was three (3) years.

The finance lease arrangements held by the Company are summarized as follows:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

At cost
Motor vehicles	1,031	979

	1,031	979
Less: accumulated depreciation	(742)	(701)

Motor vehicles, net	289	277

Amortization expenses of assets under finance lease arrangements for the six months ended June 30, 2026 and 2025 and the amounted to approximately $0.5 million and $0.5 million, respectively.

Right-of-use assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Right-of-use assets, net
At cost	2,904	1,659

	2,904	1,659
Less: Accumulated amortization	(739)	(1,002)

	2,165	657

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

Finance lease liabilities

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Within 1 year	88	80
More than 1 year	175	153
Total future lease payment	263	233
Less: Imputed interest	(31)	(23)

Present value of finance lease liabilities	232	210

Representing
Current liabilities	76	70
Non-current liabilities	156	140

	232	210

Operating lease liabilities

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Within 1 year	963	176
More than 1 year	1,260	508

Present value of operating lease liabilities	2,223	684

Representing
Current liabilities	963	176
Non-current liabilities	1,260	508

	2,223	684

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future lease payments, excluding short-term leases, as of June 30, 2026 and December 31, 2025 are detailed as follows:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Within 1 year
- finance lease liabilities	76	70
- operating lease liabilities	963	176

	1,039	246

More than 1 year
- finance lease liabilities	156	140
- operating lease liabilities	1,260	508

	1,416	648

	2,455	894

Future Contractual Lease Payments as of June 30, 2026

The below table summarizes our (i) minimum lease payments over the next five periods, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the period ending June 30:

	Finance lease liabilities	Operating lease liabilities
	$’000	$’000

Financial years ending December 31,
2026	88	963
2027	52	726
2028	49	181
2029	38	10
2030	19	10
Over 2030	17	333
Total future lease payment	263	2,223
Less: Imputed interest	(31)	-

Present value of finance lease liabilities	232	2,223

The Company excludes short-term leases (those with lease terms of less than one (1) year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years. The operating lease expenses are approximately $0.5 million and $0.6 million for the financial period ended June 30, 2026 and 2025.